As filed with the Securities and Exchange Commission on January 18, 2011
Securities Act Registration No. 333-166491

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

Form N-2

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. 5
Post-Effective Amendment No. ☐
Medley Capital Corporation
(Exact name of Registrant as specified in its charter)

375 Park Avenue, Suite 3304
New York, NY 10152
(Address of Principal Executive Offices)

(212) 759-0777
(Registrant’s Telephone Number, Including Area Code)

Brook Taube
Medley Capital Corporation
375 Park Avenue, Suite 3304
New York, NY 10152
(Name and Address of Agent for Services)

Copies to:

James R. Tanenbaum Anna T. Pinedo Morrison & Foerster LLP 1290 Avenue of the Americas New York, NY 10104 (212) 468-8000	Steven B. Boehm, Esq. Harry S. Pangas, Esq. Sutherland Asbill & Brennan LLP 1275 Pennsylvania Avenue, NW Washington, DC 20004-2415 (202) 383-0100

Approximate date of proposed public offering:  As soon as practicable after the effective date of this Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box.  ☐

It is proposed that this filing will become effective (check appropriate box):

☐ when declared effective pursuant to Section 8(c).

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

	Proposed Maximum	Amount of
	Aggregate	Registration
Title of Securities Being Registered	Offering Price(1)(2)	Fee
Common Stock, $0.001 par value per share	$177,333,352	$12,644

(1)	Includes the underwriters’ option to purchase additional shares.

(2)	Estimated pursuant to Rule 457(o) solely for the purpose of determining the registration fee.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that the Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Commission, acting pursuant to said Section 8(a), may determine.

Explanatory Note

The purpose of this Pre-Effective Amendment No. 5 to the Registration Statement on Form N-2 is solely to file a certain exhibit to the Registration Statement as set forth in Item 25(2) of Part C.

PART C

OTHER INFORMATION

Item 25.	Financial statements and exhibits

1.	Financial Statements
Page(s)
	Report of Independent Registered Public Accounting Firm, Ernst & Young LLP	F-2
	Financial Statements of Medley Capital BDC LLC	F-3
	Statement of Assets,Liabilities and Member’s Capital as of September 30, 2010 (unaudited) and May 31, 2010	F-3
	Statement of Operations for the four months ended September 30, 2010 (unaudited) and the period from April 30, 2010 (date of inception) to May 31, 2010	F-4
	Statement of Change in Member’s Capital for the four months ended September 30, 2010 (unaudited) and the period from April 30, 2010 (date of inception) to May 31, 2010	F-5
	Statement of Cash Flows for the four months ended September 30, 2010 (unaudited) and the period from April 30, 2010 (date of inception) to May 31, 2010	F-6
	Notes to Financial Statements	F-7 – F-9
	Report of Independent Registered Public Accounting Firm, Rothstein, Kass & Company, P.C.	F-10
	Financial Statement of MOF I BDC LLC	F-11
	Statements of Financial Condition as of September 30, 2010 (unaudited) and May 31, 2010	F-11
	Statement of Operations for the period May 31, 2010 (commencement of operations) to September 30, 2010 (unaudited)	F-12
	Statement of Changes in Members’ Capital for the period May 31, 2010 (commencement of operations) to September 30, 2010 (unaudited)	F-13
	Statement of Cash Flows for the period May 31, 2010 (commencement of operations) to September 30, 2010 (unaudited)	F-14
	Schedule of Investments as of September 30, 2010 (unaudited)	F-15
	Schedule of Investments as of May 31, 2010	F-16
	Notes to Financial Statements	F-17–F-22
2.	Exhibits
(a)(1)	Certificate of Formation of Medley Capital BDC LLC(1)
(a)(2)	Certificate of Formation of MOF I BDC LLC(1)
(a)(3)	Form of Certificate of Incorporation of Medley Capital Corporation(1)
(b)(1)	Limited Liability Company Agreement of Medley Capital BDC LLC(1)
(b)(2)	Limited Liability Company Agreement of MOF I BDC LLC(1)
(b)(3)	Form of By-Laws of Medley Capital Corporation(1)
(b)(4)	Amended and Restated Limited Liability Company Agreement of Medley Capital BDC LLC(1)
(d)	Form of Specimen Certificate(1)
(e)	Amended Form of Dividend Reinvestment Plan(1)
(g)	Form of Investment Management Agreement(1)
(h)	Form of Underwriting Agreement(1)
(j)(1)	Form of Custody Agreement(1)
(k)(1)	Certificate of Appointment of Transfer Agent(1)
(k)(2)	Form of Administration Agreement(1)
(k)(3)	License Agreement(1)
(k)(4)	Form of Sub-Administration Agreement(1)
(k)(5)	Form of Fee Waiver Agreement(1)
(k)(6)	Form of Registration Rights Agreement(1)
(l)	Opinion and Consent of Counsel to the Company(2)
(n)(1)	Consent of Thomson Reuters (Markets) LLC(1)
(n)(2)	Consent of Rothstein, Kass & Company, P.C.(1)
(n)(3)	Consent of Karin Hirtler-Garvey(1)
(n)(4)	Consent of John E. Mack(1)
(n)(5)	Consent of Joseph Schmuckler(1)
(n)(6)	Consent of Ernst & Young LLP(1)
(r)(1)	Code of Ethics of Medley Capital Corporation(1)(*)
(r)(2)	Code of Ethics of MCC Advisors LLC(1)(*)
(r)(3)	Code of Ethics of Medley Capital Corporation and MCC Advisors LLC(1)

(1)	Previously filed

(2)	Filed herewith

(*)	Superceded by exhibit(r)(3)

Item 26.	Marketing arrangements

The information contained under the heading “Underwriting” in this Registration Statement is incorporated herein by reference. Reference is also made to the Form of Underwriting Agreement for the Registrant’s shares of common stock to be filed by amendment to this registration statement.

Item 27.	Other expenses of issuance and distribution

The following table sets forth the estimated expenses to be incurred in connection with the offering described in this registration statement:

SEC registration fee	$14,260
FINRA filing fee	20,500
New York Stock Exchange listing fee	40,000
Printing (other than certificates)	100,000
Engraving and printing certificates	0
Accounting fees and expenses	15,000
Legal fees and expenses	900,000
Miscellaneous fees and expenses	256,000

Total	$1,345,760

All of the expenses set forth above shall be borne by the Registrant.

Item 28.	Persons controlled by or under common control with the registrant

None.

Item 29.	Number of holders of shares

The following table sets forth the approximate number of record holders of the Company’s common stock as of September 30, 2010:

Number of
Title of Class	Record Holders

Common Stock, $0.001 par value	0

Item 30.	Indemnification

The information contained under the heading “Description of Shares” is incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described above, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in the successful defense of an action suit or proceeding) is asserted by a director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is again public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Registrant carries liability insurance for the benefit of its directors and officers (other than with respect to claims resulting from the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office) on a claims-made basis.

The Registrant has agreed to indemnify the underwriters against specified liabilities for actions taken in their capacities as such, including liabilities under the Securities Act.

Item 31.	Business and other connections of investment adviser

A description of any other business, profession, vocation or employment of a substantial nature in which MCC Advisors, and each managing director, director or executive officer of MCC Advisors, is or has been during the past two fiscal years, engaged in for his or her own account or in the capacity of director, officer, employee, partner or trustee, is set forth in Part A of this Registration Statement in the section entitled “The Adviser”. Additional information regarding MCC Advisors and its officers and directors is set forth in its Form ADV, as filed with the Securities and Exchange Commission (SEC File No. 801-71515), and is incorporated herein by reference.

Item 32.	Location of accounts and records

The Registrant’s accounts, books and other documents are currently located at the offices of the Registrant, 375 Park Avenue, Suite 3304, New York, NY 10152, and at the offices of the Registrant’s Custodian, U.S. Bank National Association, and Transfer Agent, American Stock Transfer & Trust Company.

Item 33.	Management services

Not Applicable.

Item 34.	Undertakings

(1) The Registrant hereby undertakes to suspend the offering of its common stock until it amends its prospectus if (a) subsequent to the effective date of its registration statement, the NAV declines more than 10 percent from its NAV as of the effective date of the Registration Statement or (b) the NAV increases to an amount greater than its net proceeds as stated in the prospectus.

(2) Not applicable.

(3) Not applicable.

(4) Not applicable.

(5)(a) For the purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of a registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act of 1933 shall be deemed to be part of the Registration Statement as of the time it was declared effective.

(b) For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

(6) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on the 18th day of January, 2011.

MEDLEY CAPITAL CORPORATION

By:	/s/ Brook Taube
Name:     Brook Taube

Title:	Chief Executive Officer and Chairman of the Board of Directors

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities set forth below on January 18, 2011. This document may be executed by the signatories hereto on any number of counterparts, all of which constitute one and the same instrument.

Name	Title

/s/ Brook Taube Brook Taube	Chief Executive Officer and Chairman of the Board of Directors (Principal Executive Officer)

/s/ Richard T. Allorto, Jr. Richard T. Allorto, Jr.	Chief Financial Officer (Principal Financial and Accounting Officer)

/s/ Seth Taube Seth Taube	Director

/s/ Andrew Fentress Andrew Fentress	Director

/s/ Karin Hirtler-Garvey Karin Hirtler-Garvey	Director

/s/ John E. Mack John E. Mack	Director

/s/ Guy Rounsaville, Jr. Guy Rounsaville, Jr.	Director

/s/ Louis Burnett Louis Burnett	Director